Commitments (Tables)	12 Months Ended
Dec. 31, 2018
Commitments
Schedule of future minimum lease payments for non-cancellable operating leases

	2018 £m	2017 £m
Future minimum lease payments for non-cancellable operating leases fall due during the following periods:
Not later than 1 year	120	113
Later than 1 year and not later than 5 years	404	284
Later than 5 years	408	118
Future minimum sub-lease rentals received for non-cancellable operating leases for land and buildings	42	56
Minimum lease rental payments included in consolidated income statement	139	123